Description of Organization and Business Operations	6 Months Ended
Dec. 31, 2025
Veraxa Biotech Holding A G [Member]
Entity Information [Line Items]
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

Business Operations

Veraxa Biotech Holding AG (the “PubCo”) is a Swiss Company formed by Voyager Acquisition Corp., a Cayman Islands exempted company (“SPAC”) on June 25, 2025 (inception). The PubCo has adopted a fiscal year-end of December 31. The PubCo was formed to be the surviving company in connection with a contemplated business combination between Veraxa Biotech AG (the “Company” or “Veraxa”) and SPAC, (see Note 3). The PubCo has no principal operations or revenue producing activities.